SIGNIFICANT ACCOUNTING POLICIES (Changes in Accumulated Balances of Other Comprehensive Income, Net of Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of the period	$ 547
Current period other comprehensive income (loss)	(11)	79	25
Balance as of end of the period	536	547
Accumulated foreign currency translation differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of the period	547
Current period other comprehensive income (loss)	(11)
Balance as of end of the period	$ 536